Significant accounting policies - Additional information (Detail)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Proportion of voting rights held in associate	20.00%
Bottom of range [member]
Statement [Line Items]
Percentage of depreciation charged	20.00%
Top of range [member]
Statement [Line Items]
Percentage of depreciation charged	30.00%